Pay vs Performance Disclosure - USD ($)	12 Months Ended			29 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2025
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

							Value of
					Average		Initial Fixed
	Summary		Summary		Summary		$100
	Compensation		Compensation		Compensation		Investment
	Table Total		Table Total		Table Total	Average	Based On
	for Principal	Compensation	for Principal	Compensation	for Non-PEO	Compensation	Total
	Executive	Actually Paid	Executive	Actually Paid	Named	Actually Paid	Shareholder	Net Income/
	Officer (“PEO”)(1)	to PEO(2)	Officer (“PEO”)(1)	to PEO(2)	Executive	to Non-PEO	Return	(Loss) (in
Year	Daniel Paterson	Daniel Paterson	Brian Stuglik	Brian Stuglik	Officers (“NEOs”)(3)	NEOs(4)	(“TSR”)(5)	thousands)(6)
2025	$2,349,975	$3,776,701	$—	$—	$958,342	$863,228	$159.83	$(209,471)
2024	$2,536,767	$2,378,603	$—	$—	$741,010	$791,883	$107.03	$(130,637)
2023	$3,626,857	$3,244,577	$2,021,126	$2,202,015	$622,564	$659,974	$168.52	$(87,367)

(1)	The dollar amounts reported in these columns are the amounts of total compensation reported for Mr. Paterson for 2025, 2024 and 2023, and Mr. Stuglik for 2023, for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to the “Summary Compensation Table” for additional details for Mr. Paterson’s compensation.
(2)	The dollar amounts reported in these columns represent the amount of “compensation actually paid” to Mr. Paterson in 2025, 2024 and 2023, and Mr. Stuglik for 2023, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the applicable PEO during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Paterson’s total compensation for 2025, 2024 and 2023, and Mr. Stuglik’s total compensation for 2023, to determine the compensation actually paid:

	Reported
	Summary	Reported
	Compensation	Value of	Equity Award	Compensation
	Table Total	Equity	Adjustments(b)	Actually Paid
Year and PEO	for PEO	Awards (a)	(c)	to PEO ($)
2025	$2,349,975	$(1,161,661)	$2,588,387	$3,776,701
2024	$2,536,767	$(1,508,877)	$1,350,713	$2,378,603
2023 - Daniel Paterson	$3,626,857	$(2,729,267)	$2,346,987	$3,244,577
2023 - Brian Stuglik	$2,021,126	$(1,126,484)	$1,307,373	$2,202,015

a)	The reported value of equity awards represents the total of the amounts reported in the “Option Awards” and “Stock Awards” columns in the “Summary Compensation Table” for the applicable year.
b)	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change in fair value as of the end of the applicable year (from the end of the prior fiscal year) of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date and; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change in fair value as of the vesting date (from the end of the prior fiscal year). The amounts deducted or added in calculating the equity award adjustments are as follows:

		Fair Value	Year over
		(as of	Year Change		Year over
	Year End	Prior Year End)	in Fair Value	Fair Value	Year Change
	Fair Value of	of	of	as of Vesting	in Fair Value
	Outstanding	Previously Granted	Outstanding	Date of	of Equity
	and Unvested	Equity Awards	and Unvested	Equity	Awards
	Equity	That Failed to	Equity	Awards	Granted in
	Awards	Meet Vesting	Awards	Granted and	Prior Years	Total Equity
	Granted in	Conditions	Granted in	Vested in the	that Vested	Award
	the Year	in the Year	Prior Years	Year	in the Year	Adjustments
Year and PEO	($)	($)	($)	($)	($)	($)
2025	$1,286,662	$—	$639,101	$—	$662,624	$2,588,387
2024	$2,116,117	$(110,429)	$(633,861)	$—	$(21,114)	$1,350,713
2023 - Daniel Paterson	$2,210,626	$—	$100,998	$—	$35,363	$2,346,987
2023 - Brian Stuglik	$1,076,779	$—	$185,465	$—	$45,129	$1,307,373

c)	For the equity values included in “Equity Award Adjustments”, the valuation assumptions used to calculate fair values of stock options were materially different from those disclosed at the time of the grant of the stock options. We estimated the fair value of stock options at each applicable vesting date and the year-end date utilizing a binomial lattice model. Key inputs included the contractual terms of each agreement such as vesting date, maturity date, and exercise price, while additional key inputs included the closing stock price, volatility, dividend rates, risk free rates, and an early-exercise factor which were all determined as of the revaluation date.
(3)	The dollar amounts reported in this column represent the average of the amounts reported for our non-PEO named executive officers as a group for each corresponding year in the “Total” column of the Summary Compensation Table. The names of each of the named executive officers included for purposes of calculating the average amounts in each applicable year are as follows: 2025: Dr. Kauffman, and Messrs. Calkins and Ros, 2024: Mr. Calkins and 2023: Mr. Calkins.
(4)	The dollar amounts reported in this column represent the average amount of “compensation actually paid” to the non-PEO named executive officers as a group, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the named executive officers as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the non-PEO named executive officers as a group for each year to determine the compensation actually paid, using the same methodology and valuation assumptions described above in Note (2):

	Reported
	Summary
	Compensation	Reported		Average Compensation
	Table Average Total	Value of	Equity	Actually Paid
	for Non-PEO	Equity	Award	to Non-PEO
Year	NEOs	Awards	Adjustments	NEOs ($)
2025	$958,342	$(391,348)	$296,234	$863,228
2024	$741,010	$(269,320)	$320,193	$791,883
2023	$622,564	$(220,731)	$258,141	$659,974

a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

		Fair Value	Year over
		(as of	Year Change		Year over
	Year End	Prior Year End)	in Fair Value	Fair Value	Year Change
	Fair Value of	of	of	as of Vesting	in Fair Value
	Outstanding	Previously Granted	Outstanding	Date of	of Equity
	and Unvested	Equity Awards	and Unvested	Equity	Awards
	Equity	That Failed to	Equity	Awards	Granted in
	Awards	Meet Vesting	Awards	Granted and	Prior Years
	Granted in	Conditions	Granted in	Vested in the	that Vested	Total Equity Award
	the Year	in the Year	Prior Years	Year	in the Year	Adjustments
Year	($)	($)	($)	($)	($)	($)
2025	$184,113	$—	$35,013	$26,009	$51,099	$296,234
2024	$423,896	$(5,497)	$(76,382)	$—	$(21,824)	$320,193
2023	$234,163	$—	$20,794	$—	$3,184	$258,141

(5)	Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between our Company’s share price at the end and the beginning of the measurement period by our Company’s share price at the beginning of the measurement period. No dividends were paid on stock or option awards in 2025, 2024 or 2023.
(6)	The dollar amounts reported represent the amount of net income (loss) reflected in our consolidated audited financial statements for the applicable year.

Named Executive Officers, Footnote
(3)	The dollar amounts reported in this column represent the average of the amounts reported for our non-PEO named executive officers as a group for each corresponding year in the “Total” column of the Summary Compensation Table. The names of each of the named executive officers included for purposes of calculating the average amounts in each applicable year are as follows: 2025: Dr. Kauffman, and Messrs. Calkins and Ros, 2024: Mr. Calkins and 2023: Mr. Calkins.

Adjustment To PEO Compensation, Footnote
(2)	The dollar amounts reported in these columns represent the amount of “compensation actually paid” to Mr. Paterson in 2025, 2024 and 2023, and Mr. Stuglik for 2023, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the applicable PEO during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Paterson’s total compensation for 2025, 2024 and 2023, and Mr. Stuglik’s total compensation for 2023, to determine the compensation actually paid:

	Reported
	Summary	Reported
	Compensation	Value of	Equity Award	Compensation
	Table Total	Equity	Adjustments(b)	Actually Paid
Year and PEO	for PEO	Awards (a)	(c)	to PEO ($)
2025	$2,349,975	$(1,161,661)	$2,588,387	$3,776,701
2024	$2,536,767	$(1,508,877)	$1,350,713	$2,378,603
2023 - Daniel Paterson	$3,626,857	$(2,729,267)	$2,346,987	$3,244,577
2023 - Brian Stuglik	$2,021,126	$(1,126,484)	$1,307,373	$2,202,015

a)	The reported value of equity awards represents the total of the amounts reported in the “Option Awards” and “Stock Awards” columns in the “Summary Compensation Table” for the applicable year.
b)	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change in fair value as of the end of the applicable year (from the end of the prior fiscal year) of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date and; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change in fair value as of the vesting date (from the end of the prior fiscal year). The amounts deducted or added in calculating the equity award adjustments are as follows:

		Fair Value	Year over
		(as of	Year Change		Year over
	Year End	Prior Year End)	in Fair Value	Fair Value	Year Change
	Fair Value of	of	of	as of Vesting	in Fair Value
	Outstanding	Previously Granted	Outstanding	Date of	of Equity
	and Unvested	Equity Awards	and Unvested	Equity	Awards
	Equity	That Failed to	Equity	Awards	Granted in
	Awards	Meet Vesting	Awards	Granted and	Prior Years	Total Equity
	Granted in	Conditions	Granted in	Vested in the	that Vested	Award
	the Year	in the Year	Prior Years	Year	in the Year	Adjustments
Year and PEO	($)	($)	($)	($)	($)	($)
2025	$1,286,662	$—	$639,101	$—	$662,624	$2,588,387
2024	$2,116,117	$(110,429)	$(633,861)	$—	$(21,114)	$1,350,713
2023 - Daniel Paterson	$2,210,626	$—	$100,998	$—	$35,363	$2,346,987
2023 - Brian Stuglik	$1,076,779	$—	$185,465	$—	$45,129	$1,307,373

c)	For the equity values included in “Equity Award Adjustments”, the valuation assumptions used to calculate fair values of stock options were materially different from those disclosed at the time of the grant of the stock options. We estimated the fair value of stock options at each applicable vesting date and the year-end date utilizing a binomial lattice model. Key inputs included the contractual terms of each agreement such as vesting date, maturity date, and exercise price, while additional key inputs included the closing stock price, volatility, dividend rates, risk free rates, and an early-exercise factor which were all determined as of the revaluation date.

Non-PEO NEO Average Total Compensation Amount	$ 958,342	$ 741,010	$ 622,564
Non-PEO NEO Average Compensation Actually Paid Amount	$ 863,228	791,883	659,974
Adjustment to Non-PEO NEO Compensation Footnote
(4)	The dollar amounts reported in this column represent the average amount of “compensation actually paid” to the non-PEO named executive officers as a group, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the named executive officers as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the non-PEO named executive officers as a group for each year to determine the compensation actually paid, using the same methodology and valuation assumptions described above in Note (2):

	Reported
	Summary
	Compensation	Reported		Average Compensation
	Table Average Total	Value of	Equity	Actually Paid
	for Non-PEO	Equity	Award	to Non-PEO
Year	NEOs	Awards	Adjustments	NEOs ($)
2025	$958,342	$(391,348)	$296,234	$863,228
2024	$741,010	$(269,320)	$320,193	$791,883
2023	$622,564	$(220,731)	$258,141	$659,974

a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

		Fair Value	Year over
		(as of	Year Change		Year over
	Year End	Prior Year End)	in Fair Value	Fair Value	Year Change
	Fair Value of	of	of	as of Vesting	in Fair Value
	Outstanding	Previously Granted	Outstanding	Date of	of Equity
	and Unvested	Equity Awards	and Unvested	Equity	Awards
	Equity	That Failed to	Equity	Awards	Granted in
	Awards	Meet Vesting	Awards	Granted and	Prior Years
	Granted in	Conditions	Granted in	Vested in the	that Vested	Total Equity Award
	the Year	in the Year	Prior Years	Year	in the Year	Adjustments
Year	($)	($)	($)	($)	($)	($)
2025	$184,113	$—	$35,013	$26,009	$51,099	$296,234
2024	$423,896	$(5,497)	$(76,382)	$—	$(21,824)	$320,193
2023	$234,163	$—	$20,794	$—	$3,184	$258,141

Compensation Actually Paid vs. Total Shareholder Return

We do not utilize TSR or net loss in our executive compensation program. However, we do utilize several other performance measures to align executive compensation with our performance. As described in more detail above in the section “Company Performance Highlights” and “2025 Base Salary and Bonus”, our named executive officers are eligible to receive compensation that consists in part of annual performance-based cash bonuses that are designed to (i) provide appropriate incentives to our executive officers to achieve defined annual corporate goals and (ii) reward our executive officers for individual achievement towards these goals. Additionally, we view equity awards, which are an integral part of our executive compensation program, as reflective of Company performance because, despite not being directly tied to TSR, they provide value if the market price of our common stock increases, and if the executive officer continues in our employment over the vesting period. These equity awards strongly align our executive officers’ interests with those of our stockholders by providing a continuing financial incentive to maximize long-term value for our stockholders and by encouraging our executive officers to continue in our employment for the long-term.

With respect to net income (loss), because we were not a commercial-stage company until the launch of AVMAPKI FAKZYNJA CO-PACK and did not have any revenue until 2025, other than revenue associated with our sale of COPIKTRA to Secura Bio, Inc., our Company has not historically looked to net income (loss) as a performance measure for our executive compensation program.

The following graph illustrates the relationship during 2025, 2024 and 2023 of the “compensation actually paid” for our PEO and other non-PEO named executive officers to our TSR, as calculated pursuant to SEC rules:

Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 159.83	107.03	168.52
Net Income (Loss)	(209,471,000)	(130,637,000)	(87,367,000)
PEO Name				Mr. Paterson
Mr. Daniel Paterson
Pay vs Performance Disclosure
PEO Total Compensation Amount	2,349,975	2,536,767	3,626,857
PEO Actually Paid Compensation Amount	3,776,701	2,378,603	3,244,577
Mr. Brian Stuglik
Pay vs Performance Disclosure
PEO Total Compensation Amount			2,021,126
PEO Actually Paid Compensation Amount			2,202,015
PEO | Mr. Daniel Paterson | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,161,661)	(1,508,877)	(2,729,267)
PEO | Mr. Daniel Paterson | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,588,387	1,350,713	2,346,987
PEO | Mr. Daniel Paterson | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,286,662	2,116,117	2,210,626
PEO | Mr. Daniel Paterson | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	639,101	(633,861)	100,998
PEO | Mr. Daniel Paterson | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	662,624	(21,114)	35,363
PEO | Mr. Daniel Paterson | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(110,429)
PEO | Mr. Brian Stuglik | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,126,484)
PEO | Mr. Brian Stuglik | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,307,373
PEO | Mr. Brian Stuglik | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,076,779
PEO | Mr. Brian Stuglik | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			185,465
PEO | Mr. Brian Stuglik | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			45,129
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(391,348)	(269,320)	(220,731)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	296,234	320,193	258,141
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	184,113	423,896	234,163
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	35,013	(76,382)	20,794
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	26,009
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 51,099	(21,824)	$ 3,184
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (5,497)